NOTE 1 – Summary of Significant Accounting Policies		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Accounting Policies [Abstract]
NOTE 1 – Summary of Significant Accounting Policies

NOTE 1 – Summary of Significant Accounting Policies

Organization

SecureTech Innovations, Inc. (“SecureTech” or the “Company”) was incorporated in the State of Wyoming on March 2, 2017, under the name SecureTech, Inc. On December 20, 2017, the Company amended its Articles of Incorporation to change its name to SecureTech Innovations, Inc.

The Company has established several wholly owned subsidiaries to support its strategic growth initiatives:

•

On November 19, 2021, and November 25, 2021, the Company formed Piranha Blockchain, Inc., a Wyoming corporation, and Piranha Blockchain, Ltd., an Anguilla-based international business company, respectively (collectively, “Piranha”).

•	On January 27, 2025, the Company incorporated two additional Wyoming-based subsidiaries: Terra Nova Technologies, Inc. and Top Kontrol, LLC.

•	On June 6, 2025, the Company formed AI UltraProd, Inc., also a Wyoming corporation.

On June 23, 2025, through its wholly owned subsidiary AI UltraProd, Inc., the Company acquired 100% of Aiultraprod Group Limited, a Hong Kong limited liability company. Aiultraprod Group Limited owns a 90% equity interest in Zhejiang Jizhu Technology Co., Ltd., a limited liability company organized under the laws of the People’s Republic of China (collectively, “AI UltraProd”).

SecureTech is a technology-focused company that develops and commercializes advanced solutions across several high-growth sectors, including artificial intelligence, industrial 3D printing and manufacturing, cybersecurity, and digital infrastructure. The Company’s business segments include:

•	AI UltraProd: Specializes in AI-powered industrial 3D manufacturing technologies.

•	Piranha Blockchain: Develops Web3 security protocols, blockchain infrastructure, digital asset reserves and management systems, and cybersecurity solutions

•	Top Kontrol: Offers a patented anti-theft and anti-carjacking system capable of autonomously disabling a vehicle during a carjacking attempt without requiring driver intervention.

SecureTech’s mission is to develop and deploy innovative, real-world technologies that solve critical challenges across diverse industries. The Company is focused on advancing security, improving operational efficiency, and strengthening digital resilience through its portfolio of AI, blockchain, and cybersecurity solutions.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“US GAAP”) for financial information and in accordance with the Securities and Exchange Commission’s (“SEC”) Regulation S-X.  They reflect all adjustments that are, in the opinion of the Company’s management, necessary for a fair presentation of the financial position and operating results as of and for the fiscal years ended December 31, 2025, and 2024.

Use of Estimates

The accompanying financial statements of the Company have been prepared in accordance with US GAAP. Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates that have been made using careful judgment. Actual results may vary from these estimates.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents. As of December 31, 2025 and 2024, the Company had no cash equivalents.

Fair Value of Financial Instruments

ASC 820, “Fair Value Measurements,” and ASC 825, “Financial Instruments,” require an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. It establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. It prioritizes the inputs into three levels that may be used to measure fair value:

Level	Description

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2

Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Inventory and Cost of Sales

Inventories are stated at the lower of cost or realizable value, using the weighted average cost method. When an impairment indicator suggests that the carrying amounts of inventories might not be recoverable, the Company reviews such carrying amounts and estimates the net realizable value based on the most reliable evidence available at that time. An impairment loss is recorded if the net realizable value is less than the carrying value. Impairment indicators considered for these purposes are, among others, obsolescence, decrease in market prices, damage, and a firm commitment to sell.

Deposits

Refundable deposits are carried on the Company’s balance sheet at their fair market refundable value under current assets.

Derivative Instruments

ASC Topic 815, Derivatives and Hedging (“ASC Topic 815”), establishes accounting and reporting standards for derivative instruments and for hedging activities by requiring that all derivatives be recognized in the balance sheet and measured at fair value. Gains or losses resulting from changes in the fair value of derivatives are recognized in earnings. On the date of conversion or payoff of debt, the Company records the fair value of the conversion shares, removes the fair value of the related derivative liability, removes any discounts, and records a net gain or loss on debt extinguishment.

Convertible Debt With Variable Conversion Options

The Company has issued a convertible note which contains variable conversion options, whereby the outstanding principal and accrued interest may be converted, by the holder, into shares of the Company’s common stock, par value $0.001 per share, at a fixed discount to the price of the common stock at or around the time of conversion. The Company treats these convertible notes as stock settled debt under ASC 480, “Distinguishing Liabilities from Equity” and measures the fair value of the notes at the time of issuance, which is the result of the share price discount at the time of conversion, and records the put premium as interest expense.

Equipment and Depreciation

Equipment is recorded at cost and is depreciated using the straight-line method over its estimated useful life in years as follows:

Machinery equipment	5	-	10
Computer software and equipment	2	-	15
Furniture, fixtures, and equipment	3	-	10
Leasehold improvements	Life of Lease

Repair and maintenance costs are expensed as incurred. Costs associated with improvements that extend the life, increase the capacity, or improve the efficiency of our property and equipment are capitalized and depreciated over the asset’s remaining useful life. Gains and losses on the disposition of equipment are reflected in operations. Depreciation is provided using the straight-line method over the assets’ estimated useful lives.

Depreciation expenses totaled $42,765 and $983 for the fiscal years ended December 31, 2025 and 2024, respectively. Cumulative depreciation for each asset class is as follows:

	As of December 31, 2025	As of December 31, 2024

Machinery equipment	$278,659	$—
Computer, software, and equipment	90,909	4,916
Furniture, fixtures, and equipment	27,916	—
Equipment	$397,484	$4,916
Less: Accumulated depreciation	(85,255)	(2,413)
Equipment, net	$312,229	$2,503

Revenue Recognition

Effective January 1, 2018, the Company adopted ASC 606 — Revenue from Contracts with Customers.

Revenue is recognized when control of promised goods or services is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Consideration may be received before or after revenue is recognized; amounts received in advance are recorded as contract liabilities.

Revenue Recognition; ASC 606 Five-Step Model

Under ASC 606, the Company recognizes revenue by applying the following steps: (1) identify the contract with a customer; (2) identify the performance obligations; (3) determine the transaction price; (4) allocate the transaction price to performance obligations; and (5) recognize revenue as, or when, control of each performance obligation is transferred.

For services transferred over time, revenue is recognized based on progress toward satisfaction of the performance obligation. For performance obligations satisfied at a point in time, revenue is recognized when control passes to the customer.

Sales of Goods

The Company recognizes revenue from the sale of (i) robotic products and related hardware, (ii) derivative products, and (iii) Top Kontrol product line offerings when control of the goods transfers to the customer. For these arrangements, the Company’s performance obligation is satisfied upon completion of delivery and installation of the related hardware and software.

Hardware and software products are delivered using the Company’s employees and inventory purchased from third‑party vendors. The Company has concluded that it acts as the principal in these transactions because it controls the goods and services before they are transferred to the customer, is primarily responsible for fulfilling the promise to deliver and install the products, and bears the risk of loss while inventory is in transit. Accordingly, revenue is recognized on a gross basis at a point in time when control transfers to the customer.

Robotic products and hardware equipment include systems used in construction, renewable energy, port logistics, and autonomous warehousing. Sales revenue also includes turnkey hardware and equipment solutions for AI computing centers, smart hospitals, smart campuses, smart water management systems, and other intelligent infrastructure applications.

Derivative products include specialized 3D printing materials (such as Geo Mix and Geo Add), customized 3D‑printed finished goods, and spare parts and accessories for 3D printing and other robotic systems.

Top Kontrol products represent sales from the Company’s legacy Top Kontrol product line.

The Company accepts returns only for defective or non‑conforming products due to manufacturing or workmanship issues, typically within 10–30 days of customer receipt. For the years ended December 31, 2025 and 2024, the Company was not aware of any material claims related to product returns. Warranty provisions as of December 31, 2025 and 2024 were immaterial.

Service Revenue

The Company generates service revenue from technical, consulting, and advisory services related to its robotic and hardware product offerings. These services include: (i) installation and commissioning of equipment; (ii) 3D engineering design services for 3D printing applications; (iii) on‑site technical support and professional training; (iv) solution design for AI computing centers; (v) intelligent transformation services for traditional sectors (such as smart hospitals, smart campuses, and smart water systems); and (vi) equipment upgrades, maintenance, and repair services.

Service arrangements are typically governed by tender documents or contracts that specify the transaction price, scope of services, and payment terms. Revenue from these services is recognized over time as the services are performed because the customer simultaneously receives and consumes the benefits of the Company’s performance. The primary performance obligation is the ongoing support and maintenance provided throughout the contract term, which is generally satisfied based on the passage of time. Standard payment terms are 30 days from the invoice date.

Software support and maintenance services are delivered using the Company’s employees and independent vendors. The Company has determined that it acts as the principal in these arrangements and therefore recognizes revenue on a gross basis.

Transaction prices are fixed and agreed upon before services are performed. Contracts do not include provisions for refunds or returns. For the year ended December 31, 2025, SecureTech was not aware of any material claims related to repair or inspection services.

Contracts with Multiple Performance Obligations

Certain customer contracts include a combination of equipment, materials, and services (for example, the sale of 3D printing robots bundled with design services, materials, installation, and training). For these arrangements, the Company identifies each distinct performance obligation and allocates the transaction price based on the relative standalone selling prices of each component. Revenue is recognized for each performance obligation when the related goods or services are transferred to the customer.

Income Taxes

The Company accounts for income taxes pursuant to FASB ASC 740, Income Taxes. Under FASB ASC 740-10-25, deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets. The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period. Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about its ability to realize the related deferred tax asset. Any change in the valuation allowance will be included in income in the year of the change in estimate.

Principles of Consolidation

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power, or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at board meetings, or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

The accompanying consolidated financial statements include the consolidated financial statements of the Company and its wholly owned subsidiaries. Subsidiaries are entities over which the Company has control. Control is achieved when the Company has power over the investee, is exposed to, or has rights to, variable returns from its involvement with the investee, and has the ability to use its power to affect those returns.

Subsidiaries are consolidated from the date on which the Company obtains control. The Company reassesses whether it controls an investee if facts and circumstances indicate changes to one or more of the three elements of control listed above.

All inter-company balances and transactions are eliminated upon consolidation. The results of subsidiaries acquired are recorded in the consolidated statements of operations from the effective date of acquisition, as appropriate.

The accompanying consolidated financial statements include the accounts of the following majority-owned subsidiaries as of December 31, 2025:

Subsidiaries (Entity Name)	Jurisdiction	SecureTech Ownership	Principal Activities

AI UltraProd, Inc.	Wyoming	100.0%	US holding company for AI 3D printing and additive manufacturing assets
Aiultraprod Group Limited	Hong Kong	100.0%	IP holding & Asia-Pacific sales hub
Zhejiang Jizhu Technology Company Limited	PRC	90.0% (indirect)	R&D, 3D printing, robotics manufacturing, and materials
Jizhu Technology (Huzhou) Company Limited	PRC	89.3% (indirect)	Scientific research and technical services
Piranha Blockchain, Inc.	Wyoming	100.0%	Cybersecurity & blockchain platforms
Piranha Blockchain, Ltd.	Anguilla	100.0%	International digital-asset services
Terra Nova Technologies, Inc.	Wyoming	100.0%	Top Kontrol brand holding entity
Top Kontrol, LLC	Wyoming	100.0%	Anti-theft/anti-carjacking systems

Acquisition of AI UltraProd Group of Companies

On June 23, 2025, the Company, through its wholly owned subsidiary AI UltraProd, Inc., acquired 100 percent of the equity of Aiultraprod Group Limited, a Hong Kong limited liability company. Aiultraprod Group Limited holds 90 percent of Zhejiang Jizhu Technology Company Limited (“Jizhu PRC”), which in turn holds 80.4 percent of Jizhu Technology (Huzhou) Company Limited (“Jizhu Huzhou”).

The transaction was completed entirely through the issuance of equity securities. It was accounted for as a business combination under ASC 805, Business Combinations. In accordance with ASC 810‑10, Consolidation, the Company evaluated its relationships with each entity in the acquired group to determine whether consolidation was required. Control exists when an investor (i) has the power to direct the activities of an entity that most significantly affect its economic performance, (ii) is exposed to or has rights to variable returns from its involvement with the entity, and (iii) has the ability to use its power to affect those returns.

The Company determined that it holds, directly or indirectly, a controlling financial interest in each of the acquired entities because it owns more than 50 percent of the voting equity and has the ability to appoint the majority of board members and direct key operating and financial policies. Accordingly, the Company consolidates Aiultraprod Group Limited, Jizhu PRC, and Jizhu Huzhou from the acquisition date forward.

The portion of equity interests in consolidated subsidiaries not attributable, directly or indirectly, to the Company is presented as non‑controlling interests (“NCI”) or redeemable non-controlling interests (“Redeemable NCI”) in the consolidated balance sheets and statements of operations, in accordance with ASC 810. NCI acquired in a business combination are initially measured at fair value as of the acquisition date. Redeemable NCI that contains redemption features not solely within the control of the Company are classified outside of permanent equity as Redeemable NCI in the mezzanine section of the consolidated balance sheets in accordance with ASC 480-10-S99, Distinguishing Liabilities from Equity. Subsequent to initial recognition, the Company adjusts the carrying amount of Redeemable NCI to the greater of (i) the carrying amount adjusted for the NCI holders’ share of the subsidiary’s earnings or losses, contributions, and distributions, or (ii) the redemption value applicable at the reporting date per relevant contract terms. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit.

The results of operations of the acquired entities are included in the Company’s consolidated statements of operations beginning June 23, 2025. The allocation of the purchase price resulted in recognition of $6,278,366 of goodwill, as described in Note 3, and $1,652,910 of contingent consideration related to a potential issuance of Series A Preferred Stock.

On July 14, 2025, Jizhu PRC acquired an additional 8.9% interest in Jizhu Huzhou from a minority shareholder in exchange for a one-time cash payment of 100,000 RMB (~US$14,030).

Foreign Currency Translation and Transactions

The Company presents its financial information in United States Dollars (“USD”). The functional currency for the Company is USD, while its Hong Kong subsidiary uses Hong Kong Dollars (“HKD”) as its functional currency, and the PRC subsidiaries use RMB. The assessment of each entity’s functional currency is performed according to the requirements of Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Matters.

In the consolidated financial statements, transactions conducted in currencies other than the applicable functional currencies are recorded using exchange rates effective on the transaction dates. At each balance sheet date, monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate prevailing on that date. Resulting exchange gains and losses are included in the consolidated statements of loss and comprehensive income for the period in which they arise.

Entities in the PRC use RMB as their functional currency, while those in Hong Kong use HKD. Financial statements are translated into USD with assets and liabilities at period-end rates, revenue and expenses at average rates, and shareholders’ equity at historical rates. Translation adjustments are shown as a separate item in accumulated other comprehensive loss under shareholders’ equity.

The following exchange rates are used for translation:

	For the fiscal year ended December 31, 2025
Currency Exchange	Period End	Average Rate

USD to RMB	6.9931	7.1235
USD to HKD	7.7833	7.7994

Mezzanine Equity

Where equity interests are determined to be conditionally redeemable upon the occurrence of certain events that are not solely within the control of the Company, and upon such events, the share would become redeemable at the option of the holders, they are classified as mezzanine equity (temporary equity). The purpose of this classification is to convey that such a security may not be permanently part of equity and could result in a demand for cash or other assets of the entity in the future. The Company accretes the redeemable equity interests to their redemption value, which is purchase price plus interest per year over the period since issuance to the redemption date. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit.

Redeemable noncontrolling interests represent redeemable equity interests issued by the Company’s subsidiary to certain investors, and have been classified as mezzanine noncontrolling interests in the consolidated financial statements as these redeemable interests represent a put option that gives these investors the right to put the interest of the Company’s subsidiary for a certain rate of return. Pursuant to ASC 480-10, the investment is currently redeemable, but not mandatorily redeemable because of the uncertainty related to whether the holder will elect redemption. The process of adjusting non-controlling interests to its redemption value should be performed after attribution of the subsidiary’s net income or loss pursuant to ASC 810. The carrying amount of non-controlling interests will equal the higher of (i) its initial fair value adjusted by accumulated earnings/losses associated with the non-controlling interest or (ii) the redemption value as of the balance sheet date. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit.

Fiscal Year

The Company elected December 31st for its fiscal year end.

Reclassification

Certain prior period amounts have been reclassified to conform to current presentation.

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standard Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

In October 2023, the FASB issued Accounting Standards Updates (“ASU”) No. 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative, which amends the disclosure or presentation requirements related to various subtopics in the FASB Accounting Standards Codification (the “Codification”). This update will improve disclosure and presentation requirements of a variety of topics and align the requirements in the FASB codification with the SEC’s regulations. The Company is currently evaluating the potential effect of this ASU on its consolidated financial statements, but does not expect the impact to be material.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The disclosures requirements included in ASU 2023-07 are required for all public entities, including those with a single reportable segment. ASU 2023-07 is effective for annual periods beginning after December 15, 2023, on a retrospective basis, and early adoption is permitted. The adoption did not have material impact on the Company’s consolidated financial statement.

In March 2024, the FASB issued ASU No. 2024-02, which removes references to the Board’s concepts statements from the FASB Accounting Standards Codification (the “Codification” or ASC). The ASU is part of the Board’s standing project to make “Codification updates for technical corrections such as conforming amendments, clarifications to guidance, simplifications to wording or the structure of guidance, and other minor improvements.” The Company does not believe the adoption of ASU 2024-02 will have a material impact on its consolidated financial statements and disclosures.

In December 2023, FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this ASU require an entity to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold, which is greater than five percent of the amount computed by multiplying pretax income by the entity’s applicable statutory rate, on an annual basis. Additionally, the amendments in this ASU require an entity to disclose the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes and the amount of income taxes paid (net of refunds received) disaggregated by individual jurisdictions that are equal to or greater than five percent of total income taxes paid (net of refunds received). Lastly, the amendments in this ASU require an entity to disclose income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign and income tax expense (or benefit) from continuing operations disaggregated by federal, state, and foreign. This ASU is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company will apply the guidance in ASU 2023-09 for annual periods beginning after December 15, 2024, and will enhance its income tax disclosures in accordance with the requirements. The adoption will be applied prospectively and is not anticipated to have a material impact on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 requires public companies to disclose, in the notes to the financial statements, specific information about certain costs and expenses at each interim and annual reporting period. This includes disclosing amounts related to employee compensation, depreciation, and intangible asset amortization. In addition, public companies will need to provide qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. ASU 2024-03 is effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. In January 2025, the FASB issued ASU 2025-01, “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date.” ASU 2025-01 amends the effective date of ASU 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Implementation of ASU 2024-03 may be applied prospectively or retrospectively. Early adoption of ASU 2024-03 is permitted. The Company does not expect the adoption of ASU 2024-03 to have a material impact on its consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendment provides (1) all entities with a practical expedient to assume that current conditions as of the balance sheet date do not change for the remaining life of the assets and (2) entities other than public business entities with an accounting policy election to consider collection activity after the balance sheet date when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. This guidance is effective for annual reporting periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently reviewing the provisions of this guidance, has not yet adopted the standard, and does not currently expect adoption of ASU 2025-05 to have a material effect on the consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have a material impact on the consolidated balance sheets, statements of operations, and cash flows.

NOTE 1 – Summary of Significant Accounting Policies

Organization

SecureTech Innovations, Inc. (“SecureTech” or the “Company”) was incorporated in the State of Wyoming on March 2, 2017, under the name SecureTech, Inc. On December 20, 2017, the Company amended its Articles of Incorporation to change its name to SecureTech Innovations, Inc.

The Company has established several wholly owned subsidiaries to support its strategic growth initiatives:

•On November 19, 2021, and November 25, 2021, the Company formed Piranha Blockchain, Inc., a Wyoming corporation, and Piranha Blockchain, Ltd., an Anguilla-based international business company, respectively (collectively, “Piranha”).

•On January 27, 2025, the Company incorporated two additional Wyoming-based subsidiaries: Terra Nova Technologies, Inc. and Top Kontrol, LLC.

•On June 6, 2025, the Company formed AI UltraProd, Inc., also a Wyoming corporation.

•On May 9, 2026, the Company’s Hong Kong subsidiary, Aiultraprod Group Limited, established a wholly owned subsidiary in China called AiUltraProd (Ningbo) Technology Co., Ltd.

•On May 21, 2026, the Company’s Hong Kong subsidiary, Aiultraprod Group Limited, established a majority owned subsidiary in China called AiUltraProd (Guangzhou) Technology Co., Ltd. SecureTech indirectly owns 51% of this newly created subsidiary.

On June 23, 2025, through its wholly owned subsidiary AI UltraProd, Inc., the Company acquired 100% of Aiultraprod Group Limited, a Hong Kong limited liability company. As of August 31, 2026, Aiultraprod Group Limited owns an 88.2% equity interest in Zhejiang Jizhu Technology Co., Ltd., a limited liability company organized under the laws of the People’s Republic of China (collectively, “AI UltraProd”).

The Company is a technology-focused company that develops and commercializes advanced solutions across several high-growth sectors, including artificial intelligence, industrial 3D printing and manufacturing, cybersecurity, and digital infrastructure. The Company’s business segments include:

•	AI UltraProd: Specializes in AI-powered industrial 3D manufacturing technologies.

•	Piranha Blockchain: Develops Web3 security protocols, blockchain infrastructure, digital asset reserves and management systems, and cybersecurity solutions

•	Top Kontrol: Offers a patented anti-theft and anti-carjacking system capable of autonomously disabling a vehicle during a carjacking attempt without requiring driver intervention.

The Company’s mission is to develop and deploy innovative, real-world technologies that solve critical challenges across diverse industries. The Company is focused on advancing security, improving operational efficiency, and strengthening digital resilience through its portfolio of AI, blockchain, and cybersecurity solutions.

Unaudited Financial Information

The Company’s unaudited condensed financial statements have been prepared per accounting principles generally accepted in the United States (“GAAP”) for financial information and the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. In the opinion of Management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

F - 44

The unaudited condensed consolidated balance sheet as of December 31, 2025, has been derived from audited financial statements.

Operating results for the three and six months ended June 30, 2026, are not necessarily indicative of results that may be expected for the year ending December 31, 2026. These condensed financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2025, filed with the Company’s restated Annual Report on Form 10-K/A with the Securities and Exchange Commission on August 6, 2026.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“US GAAP”) for financial information and in accordance with the Securities and Exchange Commission’s (“SEC”) Regulation S-X. They reflect all adjustments which are, in the opinion of the Company’s Management, necessary for a fair presentation of the financial position and operating results as of and for the fiscal period ended June 30, 2026.

Use of Estimates

The accompanying financial statements of the Company have been prepared in accordance with US GAAP. Because the precise determination of many assets and liabilities depends on future events, the preparation of financial statements for a period necessarily involves the use of estimates that have been made using careful judgment. Significant estimates required to be made by management include, but are not limited to, the impairment of goodwill and impairment of intangible assets, patents, the allowance for receivables, and the fair value of the convertible notes. Actual results may differ from these estimates.

Cash and Equivalents

For purposes of the statement of cash flows, the Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents. As of June 30, 2026 and December 31, 2025, the Company had no cash equivalents.

Fair Value of Financial Instruments

ASC 820, “Fair Value Measurements,” and ASC 825, “Financial Instruments,” require an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. It establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. It prioritizes the inputs into three levels that may be used to measure fair value:

Level	Description

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2

Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Inventory and Cost of Sales

Inventories are stated at the lower of cost or realizable value, using the weighted average cost method. When an impairment indicator suggests that the carrying amounts of inventories might not be recoverable, the Company reviews such carrying amounts and estimates the net realizable value based on the most reliable evidence available at that time. An impairment loss is recorded if the net realizable value is less than the carrying value. Impairment indicators considered for these purposes are, among others, obsolescence, decrease in market prices, damage, and a firm commitment to sell.

Derivative Instruments

ASC Topic 815, Derivatives and Hedging (“ASC Topic 815”), establishes accounting and reporting standards for derivative instruments and for hedging activities by requiring that all derivatives be recognized in the balance sheet and measured at fair value. Gains or losses resulting from changes in the fair value of derivatives are recognized in earnings. On the date of conversion or payoff of debt, the Company records the fair value of the conversion shares, removes the fair value of the related derivative liability, removes any discounts, and records a net gain or loss on debt extinguishment.

Convertible Debt With Variable Conversion Options

The Company has issued convertible notes which contain variable conversion options, whereby the outstanding principal and accrued interest may be converted, by the holder, into shares of the Company’s common stock, par value $0.001 per share, at a fixed discount to the price of the common stock at or around the time of conversion. Certain convertible notes are measured at amortized cost using the effective interest method, with applicable discounts, premiums, and debt issuance costs amortized as interest expense over the term of the notes. For convertible notes for which the fair value option is elected under applicable U.S. GAAP, the notes are measured at fair value at each reporting date, with changes in fair value recognized in earnings.

Equipment and Depreciation

Equipment is recorded at cost and is depreciated using the straight-line method over its estimated useful life in years as follows:

Machinery equipment	5	-	10
Computer software and equipment	2	-	15
Furniture, fixtures, and equipment	3	-	10
Leasehold improvements	Life of Lease

Repair and maintenance costs are expensed as incurred. Costs associated with improvements that extend the life, increase the capacity, or improve the efficiency of our property and equipment are capitalized and depreciated over the asset’s remaining useful life. Gains and losses on the disposition of equipment are reflected in operations. Depreciation is provided using the straight-line method over the assets’ estimated useful lives.

Depreciation expenses totaled $32,330 and $505 for the six months ended June 30, 2026 and 2025, respectively. Cumulative depreciation for each asset class is as follows:

	As of June 30, 2026	As of December 31, 2025

Machinery equipment	$297,762	$278,659
Leasehold improvements	8,998	—
Computer, software, and equipment	84,456	90,909
Furniture, fixtures, and equipment	32,992	27,916
Equipment and leasehold improvements	$424,208	$397,484
Less: Accumulated depreciation	(93,362)	(85,255)
Equipment and leasehold improvement	$330,846	$312,229

Revenue Recognition

Effective January 1, 2018, the Company adopted ASC 606 — Revenue from Contracts with Customers.

Revenue is recognized when control of promised goods or services is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Consideration may be received before or after revenue is recognized; amounts received in advance are recorded as contract liabilities.

Revenue Recognition; ASC 606 Five-Step Model

Under ASC 606, the Company recognizes revenue by applying the following steps: (1) identify the contract with a customer; (2) identify the performance obligations; (3) determine the transaction price; (4) allocate the transaction price to performance obligations; and (5) recognize revenue as, or when, control of each performance obligation is transferred.

For services transferred over time, revenue is recognized based on progress toward satisfaction of the performance obligation. For performance obligations satisfied at a point in time, revenue is recognized when control passes to the customer.

Practical Expedients and Policy Elections

The Company applies certain practical expedients and accounting policy elections permitted under ASC 606 and related guidance. The Company applies these elections consistently to contracts with similar characteristics and in similar circumstances.

(1)Significant financing component. The Company applies the practical expedient in ASC 606-10-32-18 and does not adjust consideration for a significant financing component when, at contract inception, the period between the transfer of the promised goods or services and the customer’s payment is expected to be one year or less.

(2)Incremental costs of obtaining a contract. The Company applies the practical expedient in ASC 340-40-25-4 and expenses incremental costs of obtaining a contract when incurred if the amortization period of the related asset would be one year or less.

(3)Remaining performance obligations. The Company applies the practical expedient in ASC 606-10-50-14(a) and does not disclose information about remaining performance obligations for contracts with an original expected duration of one year or less.

(4)Taxes collected from customers. The Company has elected to exclude sales and similar taxes collected from customers from the transaction price in accordance with ASC 606-10-32-2A. Accordingly, revenue is presented net of such taxes.

Sales of Goods

The Company recognizes revenue from the sale of (i) robotic products and related hardware, (ii) derivative products, and (iii) Top Kontrol product line offerings when control of the goods transfers to the customer. For these arrangements, the Company’s performance obligation is satisfied upon completion of delivery and installation of the related hardware and software.

Hardware and software products are delivered using the Company’s employees and inventory purchased from third‑party vendors. The Company has concluded that it acts as the principal in these transactions because it controls the goods and services before they are transferred to the customer, is primarily responsible for fulfilling the promise to deliver and install the products, and bears the risk of loss while inventory is in transit. Accordingly, revenue is recognized on a gross basis at a point in time when control transfers to the customer.

Robotic products and hardware equipment include systems used in construction, renewable energy, port logistics, and autonomous warehousing. Sales revenue also includes turnkey hardware and equipment solutions for AI computing centers, smart hospitals, smart campuses, smart water management systems, and other intelligent infrastructure applications.

Derivative products include specialized 3D printing materials (such as Geo Mix and Geo Add), customized 3D‑printed finished goods, and spare parts and accessories for 3D printing and other robotic systems.

Top Kontrol products represent sales from the Company’s legacy Top Kontrol product line.

The Company accepts returns only for defective or non‑conforming products due to manufacturing or workmanship issues, typically within 10–30 days of customer receipt. For the six months ended June 30, 2026 and 2025, the Company was not aware of any material claims related to product returns. Warranty provisions as of June 30, 2026 and December 31, 2025 were immaterial.

Service Revenue

The Company generates service revenue from technical, maintenance and consulting services related to its robotic and hardware product offerings.

Service arrangements are typically governed by tender documents or contracts that specify the transaction price, scope of services, and payment terms. Revenue from these services is recognized over time as the services are performed because the customer simultaneously receives and consumes the benefits of the Company’s performance. The primary performance obligation is the ongoing support and maintenance provided throughout the contract term, which is generally satisfied based on the passage of time. Standard payment terms are 30 days from the invoice date.

Software support and maintenance services are delivered using the Company’s employees and independent vendors. The Company has determined that it acts as the principal in these arrangements and therefore recognizes revenue on a gross basis.

Transaction prices are fixed and agreed upon before services are performed. Contracts do not include provisions for refunds or returns. For the six months ended June 30, 2026, SecureTech was not aware of any material claims related to repair or inspection services.

Contracts with Multiple Performance Obligations

Certain customer contracts include a combination of equipment, materials, and services (for example, the sale of 3D printing robots bundled with design services, materials, installation, and training). For these arrangements, the Company identifies each distinct performance obligation and allocates the transaction price based on the relative standalone selling prices of each component. Revenue is recognized for each performance obligation when the related goods or services are transferred to the customer.

Significant financing components

The Company generally does not intend to provide financing to its clients, as financing arrangements are not contemplated as part of the negotiated terms of contracts between the Company and its clients. Although there may be an intervening period between the delivery of the software and the payment, typically in term software sales arrangements, the purpose of that timing difference is to align the client’s payment with the timing of the use of the software license . In certain circumstances, however, there are instances where revenue recognition timing differs from the timing of payment due to extended payment terms or fees that are non-proportional to the associated usage of software licenses. In these instances, the Company evaluates whether a significant financing component exists. This evaluation includes determining the difference between the consideration the client would have paid when the performance obligation was satisfied and the amount of consideration paid. Contracts that include a significant financing component are adjusted for the time value of money at the rate inherent in the contract, the client’s borrowing rate, or the Company’s incremental borrowing rate, depending upon the recipient of the financing. During the three and six months ended June 30, 2026 and 2025, financing components were not significant.

Warranty Policy

The Company provides standard assurance-type warranties: generally one year of free after-sales service for the developed application system. These warranties are not sold separately and only ensure that delivered products and services conform to agreed-upon specifications and are not accounted for as separate performance obligations under ASC 606.

Warranty costs are treated as accrued performance costs. Historically, claims have been infrequent and immaterial to the Company’s financial position and results of operations. Accordingly, no warranty liabilities were recorded in the consolidated balance sheets as of June 30, 2026 and December 31, 2025. Management continues to evaluate potential warranty exposure based on historical experience, the nature of the Company’s offerings, and other relevant factors.

The following table disaggregates the Company’s revenues for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025

Sales of goods	3,403,191	—
Provision of services	1,449,525	—
Net revenues	$4,852,716	$—

Contract Balances

Timing of revenue recognition was once the Company has determined that the customer has obtained control over the product or service. Accounts receivable represents revenues recognized for the amounts invoiced and/or prior to invoicing when the Company has satisfied its performance obligation and has an unconditional right to the payment.

Contract liabilities primarily represent the Company’s obligation to transfer additional goods or services to a customer for which the Company has received consideration. The consideration received remains a contractual liability until goods or services have been provided to the customer. Contract liabilities amounted to $1,546,652 and $164,336 as of June 30, 2026 and December 31, 2025, respectively. Revenue included in the beginning balance of contract liabilities and recognized during the six months ended June 30, 2026 and 2025 amounted to $164,336 and $ nil, respectively.

Income Taxes

The Company accounts for income taxes pursuant to FASB ASC 740, Income Taxes. Under FASB ASC 740-10-25, deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets. The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period. Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about its ability to realize the related deferred tax asset. Any change in the valuation allowance will be included in income in the year of the change in estimate.

Principles of Consolidation

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power, or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at board meetings, or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

The accompanying consolidated financial statements include the consolidated financial statements of the Company and its wholly owned subsidiaries. Subsidiaries are entities over which the Company has control. Control is achieved when the Company has power over the investee, is exposed to, or has rights to, variable returns from its involvement with the investee, and has the ability to use its power to affect those returns.

Subsidiaries are consolidated from the date on which the Company obtains control. The Company reassesses whether it controls an investee if facts and circumstances indicate changes to one or more of the three elements of control listed above.

All inter-company balances and transactions are eliminated upon consolidation. The results of subsidiaries acquired are recorded in the consolidated statements of operations from the effective date of acquisition, as appropriate.

The accompanying consolidated financial statements include the accounts of the following majority-owned subsidiaries as of June 30, 2026:

Subsidiary (Entity Name)	Jurisdiction	SecureTech Ownership	Principal Activity

AI UltraProd, Inc.	Wyoming	100.0%	US holding company for AI 3D printing and additive manufacturing assets
Aiultraprod Group Limited	Hong Kong	100.0%	IP holding & Asia-Pacific sales hub
Zhejiang Jizhu Technology Company Limited	PRC	88.2% (indirect)	R&D, 3D printing, robotics manufacturing, and materials
AiUltraProd (Ningbo) Technology Co., Ltd.	PRC	100.0% (indirect)	Facilitate expansion capital integration and future investments
AiUltraProd (Guangzhou) Technology Co., Ltd.	PRC	51.0% (indirect)	Guangzhou-based JV project delivering intelligent integrated systems
Jizhu Technology (Huzhou) Company Limited	PRC	89.3% (indirect)	Scientific research and technical services
Piranha Blockchain, Inc.	Wyoming	100.0%	Cybersecurity & blockchain platforms
Piranha Blockchain, Ltd.	Anguilla	100.0%	International digital-asset services
Terra Nova Technologies, Inc.	Wyoming	100.0%	Top Kontrol brand holding entity
Top Kontrol, LLC	Wyoming	100.0%	Anti-theft/anti-carjacking systems

Acquisition of AI UltraProd Group of Companies

On June 23, 2025, the Company, through its wholly owned subsidiary AI UltraProd, Inc., acquired 100 percent of the equity of Aiultraprod Group Limited, a Hong Kong limited liability company. Aiultraprod Group Limited holds 88 percent of Zhejiang Jizhu Technology Company Limited (“Jizhu PRC”), which in turn holds 80.4 percent of Jizhu Technology (Huzhou) Company Limited (“Jizhu Huzhou”).

The transaction was completed entirely through the issuance of equity securities. It was accounted for as a business combination under ASC 805, Business Combinations. In accordance with ASC 810‑10, Consolidation, the Company evaluated its relationships with each entity in the acquired group to determine whether consolidation was required. Control exists when an investor (i) has the power to direct the activities of an entity that most significantly affect its economic performance, (ii) is exposed to or has rights to variable returns from its involvement with the entity, and (iii) has the ability to use its power to affect those returns.

The Company determined that it holds, directly or indirectly, a controlling financial interest in each of the acquired entities because it owns more than 50 percent of the voting equity and has the ability to appoint the majority of board members and direct key operating and financial policies. Accordingly, the Company consolidates Aiultraprod Group Limited, Jizhu PRC, and Jizhu Huzhou from the acquisition date forward.

The portion of equity interests in consolidated subsidiaries not attributable, directly or indirectly, to the Company is presented as non‑controlling interests (“NCI”) or redeemable non-controlling interests (“Redeemable NCI”) in the consolidated balance sheets and statements of operations, in accordance with ASC 810. NCI acquired in a business combination are initially measured at fair value as of the acquisition date. Redeemable NCI that contains redemption features not solely within the control of the Company are classified outside of permanent equity as Redeemable NCI in the mezzanine section of the consolidated balance sheets in accordance with ASC 480-10-S99, Distinguishing Liabilities from Equity. Subsequent to initial recognition, the Company adjusts the carrying amount of Redeemable NCI to the greater of (i) the carrying amount adjusted for the NCI holders’ share of the subsidiary’s earnings or losses, contributions, and distributions, or (ii) the redemption value applicable at the reporting date per relevant contract terms. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit.

The results of operations of the acquired entities are included in the Company’s consolidated statements of operations beginning June 23, 2025. The allocation of the purchase price resulted in recognition of $6,278,366 of goodwill, as described in Note 3, and $1,652,910 of contingent consideration related to a potential issuance of Series A Preferred Stock.

Subsequently, on July 14, 2025, Jizhu PRC acquired an additional 8.9% interest in Jizhu Huzhou from a minority shareholder in exchange for a one-time cash payment of 100,000 RMB (~US$14,030).

On April 3, 2026, the registration of a capital increase for Jizhu PRC was completed with the applicable market supervision authority in the People’s Republic of China. Under the transaction, a new investor, Xiangshan Hongri Equity Investment Fund Partnership (Limited Partnership), contributed RMB 5,000,000 (approximately US$730,241) to Jizhu PRC in exchange for a newly issued equity interest. As a result, Jizhu PRC’s registered capital increased from RMB 11,110,974 to RMB 11,341,952, an increase of RMB 230,978, with the remaining RMB 4,769,022 of the contribution recorded as additional paid-in capital. Following the transaction, the new investor holds approximately 2.0% of Zhejiang Jizhu’s registered capital, and the Company’s ownership interest in Jizhu PRC decreased correspondingly to approximately 88.2%. Because the Company retains control of Zhejiang Jizhu, the change in ownership interest is accounted for as an equity transaction, with additional paid in capital increased $558,209, non-controlling interest increased $172,032, no gain or loss recognized in the condensed consolidated statements of operations and a corresponding adjustment to noncontrolling interest.

Foreign Currency Translation and Transactions

The Company presents its financial information in United States Dollars (“USD”). The functional currency for the Company is USD, while its Hong Kong subsidiary uses Hong Kong Dollars (“HKD”) as its functional currency, and the PRC subsidiaries use RMB. The assessment of each entity’s functional currency is performed according to the requirements of Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Matters.

In the consolidated financial statements, transactions conducted in currencies other than the applicable functional currencies are recorded using exchange rates effective on the transaction dates. At each balance sheet date, monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate prevailing on that date. Resulting exchange gains and losses are included in the consolidated statements of operations and comprehensive loss for the period in which they arise.

Entities in the PRC use RMB as their functional currency, while those in Hong Kong use HKD. Financial statements are translated into USD with assets and liabilities at period-end rates, revenue and expenses at average rates, and shareholders’ equity at historical rates. Translation adjustments are shown as a separate item in accumulated other comprehensive loss under shareholders’ equity.

The following exchange rates are used for translation:

	For the six months ended June 30, 2026
Currency Exchange	Period End	Average Rate

USD to RMB	6.7851	6.8624
USD to HKD	7.842	7.8243

	For the three months ended June 30, 2026
Currency Exchange	Period End	Average Rate

USD to RMB	6.7851	6.8048
USD to HKD	7.842	7.8347

Mezzanine Equity

Equity interests that are redeemable at the option of the holder, or upon the occurrence of events that are not solely within the Company’s control, are not reported as permanent equity. The Company reports these interests as mezzanine equity — also called temporary equity — in a separate section of the consolidated balance sheets between total liabilities and stockholders’ equity, in accordance with ASC 480-10-S99. The purpose of this presentation is to show the reader that the interest may not remain part of equity and could require the Company to pay out cash or other assets in the future. Because redemption depends on events that may not occur, and on whether the holder chooses to demand redemption, these interests are not mandatorily redeemable and are not reported as liabilities.

The Company’s mezzanine equity consists of redeemable non-controlling interests in its subsidiary Zhejiang Jizhu Technology Co., Ltd., which the Company assumed on June 23, 2025 in connection with its acquisition of Aiultraprod Group Limited. The holders may require these interests to be redeemed if specified events occur, including a failure to complete an initial public offering or to meet defined operating targets. The redemption amount is the holder’s original investment plus a simple annual return of 6% or 8%, depending on the agreement. See Note 15.

The Company initially measured these interests at their acquisition-date fair value under ASC 805. At each subsequent reporting date, the Company first attributes the subsidiary’s net income or loss to the interests under ASC 810, and then measures them at the greater of:

(i)their carrying amount as adjusted for the holders’ share of the subsidiary’s net income or loss, other comprehensive income, and other changes in equity; or

(ii)their redemption value at that date, calculated under the redemption provisions of the applicable investment agreement.

Because measurement is at the greater of these two amounts, the carrying amount of a redeemable non-controlling interest is never reduced below the amount in clause (i).

The Company records accretion as a deemed dividend. Because the Company has an accumulated deficit and no retained earnings, accretion is charged to additional paid-in capital; if additional paid-in capital is exhausted, further accretion increases the accumulated deficit. Accretion does not affect net income or loss, but it is deducted from net income or loss attributable to SecureTech shareholders in calculating income available to common stockholders for purposes of earnings per share. See Note 13.

Fiscal Year

The Company elected December 31st for its fiscal year end.

Recent Accounting Pronouncements Not Yet Adopted

From time to time, new accounting pronouncements are issued by the Financial Accounting Standard Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

In October 2023, the FASB issued Accounting Standards Updates (“ASU”) No. 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative, which amends the disclosure or presentation requirements related to various subtopics in the FASB Accounting Standards Codification (the “Codification”). This update will improve disclosure and presentation requirements of a variety of topics and align the requirements in the FASB codification with the SEC’s regulations. The Company is currently evaluating the potential effect of this ASU on its consolidated financial statements, but does not expect the impact to be material.

In March 2024, the FASB issued ASU No. 2024-02, which removes references to the Board’s concepts statements from the FASB Accounting Standards Codification (the “Codification” or ASC). The ASU is part of the Board’s standing project to make “Codification updates for technical corrections such as conforming amendments, clarifications to guidance, simplifications to wording or the structure of guidance, and other minor improvements.” The Company does not believe the adoption of ASU 2024-02 will have a material impact on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 requires public companies to disclose, in the notes to the financial statements, specific information about certain costs and expenses at each interim and annual reporting period. This includes disclosing amounts related to employee compensation, depreciation, and intangible asset amortization. In addition, public companies will need to provide qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. ASU 2024-03 is effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. In January 2025, the FASB issued ASU 2025-01, “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date.” ASU 2025-01 amends the effective date of ASU 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Implementation of ASU 2024-03 may be applied prospectively or retrospectively. Early adoption of ASU 2024-03 is permitted. The Company does not expect the adoption of ASU 2024-03 to have a material impact on its consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendment provides (1) all entities with a practical expedient to assume that current conditions as of the balance sheet date do not change for the remaining life of the assets and (2) entities other than public business entities with an accounting policy election to consider collection activity after the balance sheet date when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. This guidance is effective for annual reporting periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently reviewing the provisions of this guidance, has not yet adopted the standard, and does not currently expect adoption of ASU 2025-05 to have a material effect on the consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have a material impact on the consolidated balance sheets, statements of operations, and cash flows.